RESERVES	12 Months Ended
Jun. 30, 2018
Disclosure of reserves within equity [abstract]
RESERVES
11.	RESERVES

		Years Ended June 30,
	Notes	2018	2017	2016

(a) Share Based Payments
25,216,490 (2017: 26,826,063) options for fully paid ordinary shares	13(b)	1,753,954	2,320,480	7,394,184
Nil (2017: Nil) options for ADRs	13(c)	-	-	1,515,434
Nil (2017: Nil) warrants for ADRs	13(d)	-	-	453,563

		1,753,954	2,320,480	9,363,181

The share-based payment reserve is used to recognize the fair value of options and warrants issued to directors, executives, employees and consultants but not exercised. Amounts are transferred out of the reserve and into issued capital when the options or warrants are exercised.

(b) Movements in Options for Fully Paid Ordinary Shares

	Years Ended June 30,
	2018		2017		2016
	Number of Options	Comp. Expense (A$)	Number of Options	Comp. Expense (A$)	Number of Options	Comp. Expense (A$)
Beginning of the year	26,826,063	2,320,480	19,395,582	2,320,480	19,395,582	7,394,184
Issued during the year	12,100,000	764,539	8,550,000	-	-	-
Expired during the year	(11,349,573)	(1,126,843)	(1,119,519)	-	-	-
Forfeited during the year	(2,360,000)	(204,221)	-	-	-	-
Exercised during the year	-	-	-	-	-	-

End of the year	25,216,490	1,753,954	26,826,063	2,320,480	19,395,582	7,394,184

Details of option grants are summarized as follows.

Year ended June 30, 2016:

None

Year ended June 30, 2017:

•  On June 7, 2017, the Company granted options to purchase 8,550,000 options to employees, consultants and officers under the 2004 Plan (see Note 15) in recognition of services rendered to the Company. The options are exercisable at A$0.07 consideration and expire on June 6, 2022. The fair value of the options is A$0.03.

•	On March 20, 2017 1,119,519 options expired.

Year ended June 30, 2018:

•  On October 10, 2017, 2,360,000 options were forfeited upon resignation of an employee.

•  On December 13, 2017, 8,500,00 options expired.

•  On January 18, 2018, the Company issued 12,100,000 options to directors and employees under the 2004 Plan (see Note 15) in recognition of services rendered to the Company. The options are exercisable at A$0.11 consideration and expire on December 14, 2022. The fair value of the option is A$0.047.

•	On April 6, 2018, 1,200,000 options expired.
•	On June 25, 2018, 1,649,573 options expired.

(c) Movements in Options for ADRs

	Years Ended June 30,
	2018		2017		2016
	Number of Options	Comp. Expense (A$)	Number of Options	Comp. Expense (A$)	Number of Options	Comp. Expense (A$)
Beginning of the year	-	-	-	1,515,434	-	1,515,434

Expiration of options (1)	-	-	-	(1,515,434)	-	-
End of the year	-	-	-	-	-	1,515,434

(1) Options exercisable at US5.00 on or before December 17, 2012. These options are convertible to ADRs, 1 ADR = 60 ordinary shares. At time of issue, 1 ADR = 10 ordinary shares. These options expired without being exercised on December 17, 2012.

(d) Movement in Warrants for ADRs

	Years Ended June 30,
	2018		2017		2016
	Number of Warrants	Comp. Expense (A$)	Number of Warrants	Comp. Expense (A$)	Number of Warrants	Comp. Expense (A$)
Beginning of the year (1)	-	-	-	453,563	-	453,563
Beginning of the year (2)	-	-	-	-	612,397	-
Expired	-	-	-	(453,563)	(612,397)	-
End of the year	-	-	-	-	-	453,563

(2) Warrants exercisable at A$0.17 on or before February 25, 2016. These warrants expired without being exercised on February 25, 2016.

(e) Terms and Conditions of Reserves

Options and warrants

Option holders and warrant holders do not have the right to receive dividends and are not entitled to vote at a meeting of the Company’s shareholders. Options and warrants may be exercised at any time from the date they vest to the date of their expiration. Share options are exercisable into ordinary shares on a one for one basis on the date they are exercised. Options granted under the 2004 ADS Plan are exercisable into ADRs, being one option for one ADR, which equals ten ordinary shares, on the date they are exercised.

In Australia, there is not a set number of authorized shares, shares are not reserved for the exercise of options, and shares do not have a par value.

(f) Options and Warrants Issued after Reporting Date

No option issues have occurred after reporting date. There have been no warrants granted after reporting date.